Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and other payables	€ 3,601	€ 4,544
Telefónica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	30,198
Promissory notes & commercial paper	1,369
Total Issues	31,567
Loans and other payables	3,601
Derivative instruments (Note 19)	1,893
Total	37,061	€ 39,079
Telefónica, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,565
Promissory notes & commercial paper	1,141
Total Issues	2,706
Loans and other payables	759
Derivative instruments (Note 19)	236
Total	3,701
Telefónica, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,133
Promissory notes & commercial paper	54
Total Issues	3,187
Loans and other payables	553
Derivative instruments (Note 19)	160
Total	3,900
Telefónica, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,072
Promissory notes & commercial paper	12
Total Issues	2,084
Loans and other payables	498
Derivative instruments (Note 19)	77
Total	2,659
Telefónica, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,911
Promissory notes & commercial paper	3
Total Issues	3,914
Loans and other payables	327
Derivative instruments (Note 19)	585
Total	4,826
Telefónica, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,110
Promissory notes & commercial paper	19
Total Issues	2,129
Loans and other payables	311
Derivative instruments (Note 19)	335
Total	2,775
Telefónica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,407
Promissory notes & commercial paper	140
Total Issues	17,547
Loans and other payables	1,153
Derivative instruments (Note 19)	500
Total	19,200
Telefónica, S.A. | Non-current total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	28,633
Promissory notes & commercial paper	228
Total Issues	28,861
Loans and other payables	2,842
Derivative instruments (Note 19)	1,657
Total	€ 33,360